UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06111

The Mexico Equity and Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Mr. Gerald Hellerman
C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

866-700-6104
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2008

Date of reporting period:  4/30/2008

Item 1. Schedule of Investments.

THE MEXICO EQUITY AND INCOME FUND, INC.

Schedule of Investments (Unaudited)		April 30, 2008

MEXICO - 95.76%	Shares	Value

COMMON STOCKS - 94.66%

Cement - 2.01%
Corporacion Moctezuma, S.A. de C.V.	397,213	$1,037,270
Grupo Cementos de Chihuahua, S.A. de C.V.	385,854	1,967,759
		3,005,029

Communications - 6.91%
America Movil, S.A. de C.V. - Class L	1,425,000	4,139,650
America Movil, S.A. de C.V. - Class L ADR	55,771	3,232,487
Axtel, S.A. de C.V. CPO (a)	1,602,100	2,963,245
		10,335,382

Financial Groups - 2.49%
Corporativo GBM SAB de CV	3,775,500	3,721,956

Food, Beverage, and Tobacco - 5.75%
Embotelladoras Arca S.A.	393,600	1,501,037
Fomento Economico Mexicano, S.A. de C.V.	1,625,700	7,098,754
		8,599,791

Housing - 13.12%
Corp GEO S.A. de C.V.	713,900	2,666,724
Consorcio ARA, S.A. de C.V.	6,140,500	6,433,950
Desarrolladora Homex, S.A. de C.V. (a)	535,300	5,327,610
SARE Holding, S.A. de C.V. (a)	2,619,711	3,621,576
Urbi, Desarrollos Urbanos, S.A. de C.V.	495,800	1,588,734
		19,638,594

Industrial Conglomerates - 13.54%
Industrias CH, S.A. - Class B (a)	1,536,641	7,029,249
Mexichem, S.A. de C.V.	1,849,606	13,241,513
		20,270,762

Infrastructure - 22.86%
Empresas ICA Sociedad Conroladora, S.A. de C.V. (a)	2,172,300	13,153,405
Grupo Mexicano de Desarrollo, S.A. (a)	1,964,600	5,244,552
Promotora y Operadora de Infraestructura, S.A. de C.V. (a)	4,400,283	15,816,057
		34,214,014

Media - 4.88%
Grupo Televisa, S.A. CPO	1,131,064	5,579,430
Grupo Televisa, S.A. - ADR	70,096	1,729,969
		7,309,399

Mining - 10.65%
Grupo Mexico, S.A. - Series B	1,985,266	14,511,772
Industrias Penoles, S.A.	48,677	1,434,263
		15,946,035

Schedule of Investments (continued)		April 30, 2008

COMMON STOCKS (continued)	Shares	Value

Real Estate Developer - 8.52%
GMD Resorts SAB de CV	1,663,600	$1,808,132
Grupe, S.A. de C.V. (a)(b)	4,071,100	10,945,539
		12,753,671

Shipping - 0.15%
Grupo TMM S.A. - ADR	120,535	229,017

Waste Management - 3.78%
Promotora Ambiental, S.A. de C.V. (a)	1,944,125	5,653,277

TOTAL COMMON STOCKS (Cost $99,770,777)		$141,676,927

INVESTMENT COMPANIES - 0.82%	Shares

GBM Fondo de Mercado de Dinero S.A. de C.V., SIID(a)	472,619	$1,221,657

TOTAL INVESTMENT COMPANIES (Cost $1,220,290)		1,221,657

SHORT-TERM INVESTMENTS - 0.28%

Mexican CETES	4,594,580	$412,353
0.000% Coupon, 7.345% Effective Yield, 02/19/2009 (c)

TOTAL SHORT-TERM INVESTMENTS (Cost $401,922)		412,353

TOTAL MEXICO (Cost $101,392,989)		$143,310,937

UNITED STATES - 0.69%	Shares

INVESTMENT COMPANIES - 0.69%

First American Treasury Obligation - Class A, 1.252%	1,039,965	$1,039,965

TOTAL INVESTMENT COMPANIES (Cost $1,039,965)		1,039,965

TOTAL UNITED STATES (Cost $1,039,965)		1,039,965

TOTAL INVESTMENTS - 96.45% (Cost $102,432,954)		144,350,902

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.55%		5,308,481

TOTAL NET ASSETS - 100.00%		$149,659,383

Footnotes and Abbreviations
ADR - American Depository Receipts.
(a) Non-income producing security.
(b) Affiliated company.
(c) Effective yield based on the purchase price. The calculation assumes the security is held to maturity.

The cost basis of investments for federal income tax purposes at April 30, 2008 was as follows:

Cost of investments*	$102,432,954
Gross unrealized appreciation	42,610,314
Gross unrealized depreciation	(692,365)
Net unrealized appreciation	$41,917,948

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

TRANSACTIONS WITH AFFILIATES
The following issuer is affiliated with the Fund; that is, the Fund held 5% or more of the outstanding voting shares during the period from August 1, 2007 through April 30, 2008. As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

Issuer Name	Grupe, S.A.de C.V.

August 1, 2007
Shares	4,071,300
Cost	$5,548,588

Gross Additions
Shares	—
Cost	$—

Gross Deductions
Shares	200
Cost	$158

February 29, 2008
Shares	4,071,100
Cost	$5,548,430
Market Value	$10,945,539
Realized gain (loss)	$441
Investment income	$—

* As a result of the Fund's beneficial ownership of this common stock, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Mexico Equity and Income Fund, Inc.

By (Signature and Title)   /s/ Maria Eugenia Pichardo
Maria Eugenia Pichardo, President

Date   May 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Maria Eugenia Pichardo
Maria Eugenia Pichardo, President

Date   May 26, 2008

By (Signature and Title)   /s/ Gerald Hellerman
Gerald Hellerman, Chief Financial Officer

Date   May 27, 2008